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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-08044
Invesco High Yield Investments Fund, Inc.
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309
(Address of principal executive offices)	(Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/11

Item 1. Schedule of Investments.

Invesco High Yield Investments Fund, Inc.
Quarterly Schedule of Portfolio Holdings
May 31, 2011

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes—114.94%

Aerospace & Defense—2.61%
Alliant Techsystems, Inc., Sr. Unsec. Gtd. Sub. Notes, 6.88%, 09/15/20	$40,000	$42,200

BE Aerospace, Inc., Sr. Unsec. Notes, 6.88%, 10/01/20	235,000	249,687

Bombardier, Inc. (Canada), Sr. Notes, 7.75%, 03/15/20(b)	310,000	348,750

Hexcel Corp., Sr. Unsec. Sub. Global Notes, 6.75%, 02/01/15	385,000	394,625

Huntington Ingalls Industries, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 03/15/18(b)	70,000	73,150

7.13%, 03/15/21(b)	105,000	109,856

Spirit Aerosystems, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	155,000	159,263

Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	495,000	532,125

		1,909,656

Airlines—3.77%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)	125,000	124,062

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	90,000	86,175

Continental Airlines Inc., Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	747,634	751,372

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	107,332	112,430

Delta Air Lines, Inc., Sec. Notes, 12.25%, 03/15/15(b)	155,000	175,925

Sr. Sec. Notes, 9.50%, 09/15/14(b)	503,000	543,240

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16	90,000	85,500

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15	115,000	110,113

UAL Corp., Series 2007-1, Class A, Sec. Gtd. Global Pass Through Ctfs., 6.64%, 07/02/22	106,022	107,546

Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	389,217	429,112

US Airways, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	249,224	229,286

		2,754,761

Alternative Carriers—1.49%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	280,000	293,300

Level 3 Communications, Inc., Sr. Unsec. Notes, 11.88%, 02/01/19(b)	275,000	306,281

Level 3 Escrow, Inc., Sr. Unsec. Notes, 8.13%, 07/01/19(b)	115,000	117,013

Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14	216,000	222,480

Sr. Unsec. Gtd. Notes, 9.38%, 04/01/19(b)	140,000	148,750

		1,087,824

Aluminum—0.31%
Century Aluminum Co., Sr. Sec. Gtd. Sub. Notes, 8.00%, 05/15/14	225,000	230,203

Apparel Retail—0.84%
Brown Shoe Co., Inc., Sr. Gtd. Notes, 7.13%, 05/15/19(b)	35,000	34,125

Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	290,000	315,375

Gap Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	100,000	98,184

J Crew Group, Inc., Sr. Notes, 8.13%, 03/01/19(b)	40,000	38,600

Limited Brands, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	120,000	125,250

		611,534

Apparel, Accessories & Luxury Goods—3.16%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	280,000	275,800

Jones Group Inc. (The), Sr. Unsec. Notes, 6.88%, 03/15/19	650,000	633,750

Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	745,000	756,175

Phillips-Van Heusen Corp., Sr. Unsec. Notes, 7.38%, 05/15/20	155,000	168,175

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Apparel, Accessories & Luxury Goods—(continued)
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	$485,000	$477,119

		2,311,019

Auto Parts & Equipment—0.87%
Allison Transmission, Inc., Sr. Unsec. Gtd Notes, 7.13%, 05/15/19(b)	275,000	275,687

Dana Holding Corp., Sr. Unsec. Notes, 6.50%, 02/15/19	90,000	90,000

6.75%, 02/15/21	70,000	70,350

Tenneco Inc., Sr. Gtd. Global Notes, 6.88%, 12/15/20	75,000	77,813

Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/18	115,000	122,188

		636,038

Automobile Manufacturers—0.47%
Escrow General Motors Corp., 8.38%, 07/15/49(c)	845,000	29,575

Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	275,000	314,188

		343,763

Biotechnology—0.24%
Giant Funding Corp., Sr. Sec. Notes, 8.25%, 02/01/18(b)	80,000	84,600

STHI Holding Corp., Sec. Notes, 8.00%, 03/15/18(b)	90,000	93,375

		177,975

Broadcasting—1.47%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	170,000	177,650

Nielsen Finance LLC/Co., Sr. Unsec. Gtd. Global Notes, 11.63%, 02/01/14	603,000	716,062

Sr. Unsec. Gtd. Notes, 7.75%, 10/15/18(b)	170,000	184,025

		1,077,737

Building Products—6.76%
Associated Materials LLC, Sr. Sec. Gtd. Notes, 9.13%, 11/01/17(b)	755,000	777,650

Building Materials Corp. of America, Sr. Notes, 6.75%, 05/01/21(b)	140,000	142,100

6.88%, 08/15/18(b)	645,000	665,962

Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	180,000	191,250

Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	285,000	294,263

Nortek Inc., Sr. Gtd. Notes, 8.50%, 04/15/21(b)	520,000	501,800

Sr. Unsec. Gtd. Notes, 10.00%, 12/01/18(b)	215,000	224,675

Ply Gem Industries Inc., Sr. Sec. Gtd. Notes, 8.25%, 02/15/18(b)	365,000	358,612

Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	150,000	162,750

Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	565,000	583,362

USG Corp., Sr. Gtd. Notes, 8.38%, 10/15/18(b)	30,000	31,013

Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	745,000	808,325

Sr. Unsec. Notes, 9.75%, 01/15/18	195,000	201,825

		4,943,587

Cable & Satellite—1.74%
CSC Holdings LLC, Sr. Unsec. Global Notes, 8.63%, 02/15/19	405,000	467,269

EH Holding Corp., Sr. Sec. Notes, 6.50%, 06/15/19(b)	140,000	142,800

Sr. Unsec. Notes, 7.63%, 06/15/21(b)	80,000	82,400

Kabel BW Erste Beteiligungs GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	550,000	580,863

		1,273,332

Casinos & Gaming—7.26%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Notes, 7.50%, 04/15/21(b)	155,000	161,975

Boyd Gaming Corp., Sr. Notes, 9.13%, 12/01/18(b)	40,000	41,850

Caesars Entertainment Operating Co. Inc., Sec. Global Notes, 12.75%, 04/15/18	290,000	299,425

Sr. Sec. Gtd. Global Notes, 11.25%, 06/01/17	947,000	1,072,477

Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	308,000	264,880

CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Notes, 10.75%, 01/15/17(b)	80,000	89,300

Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(b)	20,000	20,750

Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Sub. Notes, 7.25%, 02/15/15(b)	260,000	265,200

Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	275,000	277,750

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc

	Principal
	Amount	Value
| |
Casinos & Gaming—(continued)
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	$190,000	$185,725

Sr. Unsec. Gtd. Notes, 10.00%, 11/01/16(b)	130,000	142,187

Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	255,000	280,819

Scientific Games Corp., Sr. Sub. Notes, 8.13%, 09/15/18(b)	40,000	42,200

Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	400,000	439,500

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	150,000	158,250

Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.20%, 02/01/14(b)(d)	220,000	201,850

Sr. Sec. Notes, 9.13%, 02/01/15(b)	475,000	479,750

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	660,000	727,650

Sr. Sec. Gtd. First Mortgage Global Notes, 7.88%, 05/01/20	145,000	160,044

		5,311,582

Coal & Consumable Fuels—0.30%
Alpha Natural Resources Inc., Sr. Unsec. Gtd. Notes, 6.00%, 06/01/19	75,000	76,031

6.25%, 06/01/21	35,000	35,875

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	95,000	105,925

		217,831

Commodity Chemicals—0.75%
Westlake Chemical Corp., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/16	535,000	552,053

Communications Equipment—0.74%
Avaya, Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	465,000	455,700

CommScope Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)	80,000	84,600

		540,300

Computer & Electronics Retail—0.14%
RadioShack Corp., Sr. Gtd. Notes, 6.75%, 05/15/19(b)	40,000	40,300

Rent-A-Center, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20(b)	60,000	60,150

		100,450

Computer Storage & Peripherals—0.51%
Seagate HDD Cayman (Cayman Islands), Sr. Unsec. Gtd. Notes, 7.00%, 11/01/21(b)	95,000	96,663

7.75%, 12/15/18(b)	260,000	276,900

		373,563

Construction & Engineering—1.79%
Dycom Investments Inc., Sr. Sub. Notes, 7.13%, 01/15/21(b)	110,000	114,125

Great Lakes Dredge & Dock Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/19(b)	80,000	81,900

MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	345,000	353,625

Tutor Perini Corp., Sr. Unsec. Gtd. Notes, 7.63%, 11/01/18(b)	765,000	761,175

		1,310,825

Construction & Farm Machinery & Heavy Trucks—1.87%
Case New Holland Inc., Sr. Notes, 7.88%, 12/01/17(b)	270,000	303,412

Commercial Vehicle Group, Inc., Sr. Sec. Gtd. Notes, 7.88%, 04/15/19(b)	210,000	215,775

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	150,000	163,875

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	440,000	485,100

Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 8.50%, 03/01/20	75,000	83,063

Titan International Inc., Sr. Sec. Gtd. Notes, 7.88%, 10/01/17(b)	110,000	119,075

		1,370,300

Construction Materials—1.78%
Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	450,000	482,095

Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. Notes, 9.00%, 01/11/18(b)	145,000	151,512

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	630,000	670,163

		1,303,770

Consumer Finance—3.04%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	870,000	939,600

8.00%, 03/15/20	525,000	581,437

Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.00%, 12/15/16	349,000	403,095

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Consumer Finance—(continued)
National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	$265,000	$297,463

		2,221,595

Data Processing & Outsourced Services—1.01%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	445,000	443,767

First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	135,000	137,700

SunGard Data Systems Inc., Sr. Unsec. Global Notes, 7.63%, 11/15/20	75,000	78,000

Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	75,000	76,875

		736,342

Department Stores—0.68%
Sears Holdings Corp., Sec. Gtd. Notes, 6.63%, 10/15/18(b)	535,000	494,875

Distillers & Vintners—0.67%
CEDC Finance Corp. International, Inc., Sr. Sec. Gtd. Notes, 9.13%, 12/01/16(b)	100,000	95,250

Constellation Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	360,000	393,300

		488,550

Diversified Banks—0.17%
RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Global Trust Pfd. Capital Securities, 6.43% (e)(f)	160,000	121,000

Diversified Metals & Mining—0.52%
Midwest Vanadium Pty Ltd. (Australia), Sr. Sec. Gtd. Notes, 11.50%, 02/15/18(b)	100,000	105,452

Mirabela Nickel Ltd. (Australia), Sr. Unsec. Gtd. Notes, 8.75%, 04/15/18(b)	45,000	45,880

Taseko Mines Ltd. (Canada), Sr. Unsec. Gtd. Notes, 7.75%, 04/15/19	20,000	20,665

Thompson Creek Metals Co. Inc. (Canada), Sr. Gtd. Notes, 7.38%, 06/01/18(b)	35,000	35,472

Vedanta Resources PLC (United Kingdom), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	155,000	171,577

		379,046

Diversified Support Services—0.06%
Mobile Mini, Inc., Sr. Unsec. Gtd. Notes, 7.88%, 12/01/20(b)	40,000	42,600

Electrical Components & Equipment—0.10%
Polypore International, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 11/15/17(b)	70,000	74,725

Electronic Manufacturing Services—0.35%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	260,000	254,800

Environmental & Facilities Services—0.50%
Clean Harbors Inc., Sr. Sec. Gtd. Notes, 7.63%, 08/15/16(b)	213,000	228,975

EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Notes, 10.75%, 08/15/18(b)	125,000	134,688

		363,663

Food Retail—0.32%
Simmons Foods Inc., Sec. Notes, 10.50%, 11/01/17(b)	220,000	235,950

Forest Products—0.41%
Millar Western Forest Products Ltd. (Canada), Sr. Notes, 8.50%, 04/01/21(b)	280,000	268,800

Sino-Forest Corp. (Canada), Sr. Gtd. Notes, 6.25%, 10/21/17(b)	30,000	27,919

		296,719

Gas Utilities—0.71%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Notes, 6.50%, 05/01/21(b)	260,000	258,700

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	240,000	257,400

		516,100

Health Care Equipment—0.58%
DJO Finance LLC/DJO Finance Corp., Sr. Unsec. Gtd. Global Notes, 10.88%, 11/15/14	230,000	248,400

Sr. Unsec. Gtd. Notes, 7.75%, 04/15/18(b)	40,000	41,250

Sr. Unsec. Gtd. Sub. Notes, 9.75%, 10/15/17(b)	130,000	138,125

		427,775

Health Care Facilities—4.21%
Hanger Orthopedic Group Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/15/18	70,000	72,800

HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	1,071,000	1,180,777

Health Management Associates Inc., Sr. Sec. Gtd. Notes, 6.13%, 04/15/16	465,000	484,763

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value
| |
Health Care Facilities—(continued)
Healthsouth Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/18	$60,000	$63,750

7.75%, 09/15/22	100,000	106,750

8.13%, 02/15/20	75,000	82,969

Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.21%, 09/15/15(d)	155,000	150,350

Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 10.00%, 05/01/18	265,000	304,088

Sr. Unsec. Global Notes, 8.00%, 08/01/20	70,000	72,800

9.25%, 02/01/15	510,000	564,187

		3,083,234

Health Care Services—0.55%
DaVita Inc., Sr. Unsec. Gtd. Notes, 6.38%, 11/01/18	70,000	71,925

Radnet Management Inc., Sr. Unsec. Gtd. Global Notes, 10.38%, 04/01/18	250,000	261,250

Universal Hospital Services Inc., Sec. PIK Global Notes, 8.50%, 06/01/15	65,000	67,438

		400,613

Health Care Technology—0.53%
MedAssets, Inc., Sr. Unsec. Gtd. Notes, 8.00%, 11/15/18(b)	375,000	389,063

Home Furnishings—0.33%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	230,000	244,375

Homebuilding—1.25%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	115,000	108,962

8.13%, 06/15/16	240,000	231,600

K Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	370,000	373,700

M/I Homes Inc., Sr. Unsec. Gtd. Notes, 8.63%, 11/15/18(b)	100,000	99,500

Standard Pacific Corp., Sr. Sec. Gtd. Notes, 8.38%, 05/15/18	100,000	102,500

		916,262

Hotels, Resorts & Cruise Lines—0.05%
Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	35,000	35,306

Household Products—0.33%
Central Garden and Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	230,000	243,800

Housewares & Specialties—0.03%
Jarden Corp., Sr. Unsec. Gtd. Notes, 6.13%, 11/15/22	25,000	25,313

Independent Power Producers & Energy Traders—1.72%
AES Corp. (The), Sr. Unsec. Global Notes, 7.75%, 10/15/15	210,000	229,162

8.00%, 06/01/20	840,000	907,200

AES Red Oak LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	118,782	122,049

		1,258,411

Industrial Machinery—1.04%
Cleaver-Brooks, Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	345,000	361,387

Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Notes, 7.88%, 02/01/19(b)	30,000	31,200

Mueller Water Products Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 09/01/20	40,000	45,000

SPX Corp., Sr. Unsec. Gtd. Notes, 6.88%, 09/01/17(b)	305,000	327,113

		764,700

Industrial REIT’s—0.68%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	450,000	498,375

Integrated Telecommunication Services—1.96%
Integra Telecom Holdings, Inc., Sr. Sec. Notes, 10.75%, 04/15/16(b)	220,000	231,550

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.25%, 04/01/19(b)	105,000	106,575

7.25%, 10/15/20(b)	985,000	992,387

7.50%, 04/01/21(b)	105,000	106,313

		1,436,825

Internet Retail—0.40%
Travelport LLC/Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 03/01/16	330,000	292,050

Internet Software & Services—0.40%
Equinix, Inc., Sr. Unsec. Notes, 8.13%, 03/01/18	270,000	294,300

Investment Banking & Brokerage—1.03%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	305,000	336,584

E*Trade Financial Corp., Sr. Notes, 6.75%, 06/01/16	100,000	100,250

Sr. Unsec. Notes, 7.88%, 12/01/15	305,000	314,913

		751,747

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Leisure Facilities—0.10%
Speedway Motorsports, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	$75,000	$75,844

Leisure Products—0.06%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	40,000	41,700

Life Sciences Tools & Services—0.27%
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	185,000	195,175

Marine—0.41%
CMA CGM S.A. (France), Sr. Unsec. Sub. Notes, 8.50%, 04/15/17(b)	150,000	141,543

Navios Martime Acquisition Corp./Navios Acquisition Finance US Inc. (Greece), Sr. Sec. Gtd. Notes, 8.63%, 11/01/17(b)	40,000	41,932

Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	115,000	118,306

		301,781

Metal & Glass Containers—0.15%
Ball Corp., Sr. Unsec. Gtd. Notes, 5.75%, 05/15/21	110,000	110,825

Movies & Entertainment—1.92%
AMC Entertainment Inc., Sr. Sub. Notes, 9.75%, 12/01/20(b)	120,000	127,800

Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	505,000	546,031

Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	170,000	186,575

NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	500,000	542,500

		1,402,906

Multi-Line Insurance—2.57%
American International Group, Inc., Jr. Sub. Variable Rate Global Deb., 8.18%, 05/15/58(d)	125,000	137,187

Fairfax Financial Holdings Ltd. (Canada), Sr. Notes, 5.80%, 05/15/21(b)	155,000	155,775

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Variable Rate Deb., 8.13%, 06/15/38(d)	225,000	255,290

Liberty Mutual Group, Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	635,000	660,400

Sr. Gtd. Notes, 5.00%, 06/01/21(b)	70,000	69,181

Nationwide Mutual Insurance Co., Sub. Notes, 9.38%, 08/15/39(b)	465,000	600,520

		1,878,353

Multi-Sector Holdings—0.43%
Reynolds Group Issuer Inc./LLC/Luxembourg S.A., Sr. Sec. Gtd. Notes, 7.13%, 04/15/19(b)	200,000	209,250

Sr. Unsec. Gtd. Notes, 8.25%, 02/15/21(b)	100,000	102,250

		311,500

Office Services & Supplies—0.24%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	110,000	108,900

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	60,000	64,800

		173,700

Oil & Gas Drilling—0.35%
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20(b)	245,000	253,269

Oil & Gas Equipment & Services—1.20%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	230,000	242,937

Calfrac Holdings L.P., Sr. Unsec. Notes, 7.50%, 12/01/20(b)	80,000	83,600

Cie Generale de Geophysique- Veritas (France), Sr. Unsec. Gtd. Global Notes, 7.50%, 05/15/15	4,000	4,100

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	320,000	323,800

Oil States International, Inc., Sr. Gtd. Notes, 6.50%, 06/01/19(b)	65,000	65,366

Sesi LLC, Sr. Gtd. Notes, 6.38%, 05/01/19(b)	155,000	155,775

		875,578

Oil & Gas Exploration & Production—9.10%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	100,000	103,750

Brigham Exploration Co., Sr. Unsec. Gtd. Notes, 6.88%, 06/01/19(b)	40,000	40,200

Chaparral Energy, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 09/01/21(b)	390,000	403,650

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	405,000	430,312

Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	30,000	30,600

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	500,000	530,625

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Oil & Gas Exploration & Production—(continued)
Concho Resources Inc., Sr. Unsec. Gtd. Notes, 6.50%, 01/15/22	$95,000	$95,950

7.00%, 01/15/21	70,000	73,500

Continental Resources, Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 04/01/21	90,000	95,288

7.38%, 10/01/20	210,000	225,488

8.25%, 10/01/19	135,000	149,006

EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	355,000	357,662

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	385,000	397,994

Harvest Operations Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.88%, 10/01/17(b)	220,000	229,350

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	630,000	683,550

Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	115,000	123,481

OGX Petroleo e Gas Participacoes S.A. (Brazil), Sr. Gtd. Notes, 8.50%, 06/01/18(b)	260,000	261,888

Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 08/15/18	700,000	733,250

Sr. Unsec. Gtd. Notes, 6.25%, 06/01/19(b)	280,000	275,800

Pioneer Natural Resources Co., Sr. Unsec. Notes, 6.65%, 03/15/17	284,000	310,980

Plains Exploration & Production Co., Sr. Gtd. Notes, 6.63%, 05/01/21	305,000	305,763

Sr. Unsec. Gtd. Notes, 7.63%, 06/01/18	125,000	133,438

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.75%, 06/01/21	350,000	350,000

SM Energy Co., Sr. Unsec. Notes, 6.63%, 02/15/19(b)	155,000	159,456

Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	150,000	156,000

		6,656,981

Oil & Gas Refining & Marketing—1.10%
Tesoro Corp., Sr. Unsec. Gtd. Global Bonds, 6.50%, 06/01/17	180,000	186,075

United Refining Co., Sr. Sec. Gtd. Notes, 10.50%, 02/28/18(b)	610,000	618,769

		804,844

Oil & Gas Storage & Transportation—2.76%
Chesapeake Midstream Partners L.P./CHKM Finance Corp., Sr. Gtd. Notes, 5.88%, 04/15/21(b)	120,000	120,150

Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	345,000	348,450

Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 08/01/21(b)	190,000	194,038

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 08/15/21	55,000	55,825

6.75%, 11/01/20	105,000	108,281

Series B, Sr. Unsec. Gtd. Global Notes, 8.75%, 04/15/18	335,000	371,850

Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	305,000	296,994

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	215,000	226,556

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21(b)	295,000	293,525

		2,015,669

Other Diversified Financial Services—2.26%
International Lease Finance Corp., Sr. Sec. Notes, 6.75%, 09/01/16(b)	185,000	201,072

7.13%, 09/01/18(b)	185,000	204,425

Sr. Unsec. Global Notes, 5.75%, 05/15/16	65,000	65,609

6.25%, 05/15/19	100,000	100,375

8.63%, 09/15/15	70,000	77,744

8.75%, 03/15/17	755,000	854,566

Sr. Unsec. Notes, 8.25%, 12/15/20	130,000	146,412

		1,650,203

Packaged Foods & Meats—0.53%
Chiquita Brands International, Inc., Sr. Unsec. Global Notes, 8.88%, 12/01/15	185,000	191,013

Del Monte Foods Co., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19(b)	195,000	199,875

		390,888

Paper Packaging—0.11%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	75,000	79,688

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Paper Products—1.72%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	$525,000	$523,687

Clearwater Paper Corp., Sr. Gtd. Notes, 7.13%, 11/01/18(b)	230,000	240,350

Mercer International, Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	230,000	253,288

P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	235,000	242,931

		1,260,256

Personal Products—0.52%
Elizabeth Arden Inc., Sr. Unsec. Global Notes, 7.38%, 03/15/21	40,000	42,100

NBTY Inc., Sr. Gtd. Notes, 9.00%, 10/01/18(b)	95,000	102,363

Sabra Health Care L.P./Sabra Capital Corp., Sr. Unsec. Gtd. Global Notes, 8.13%, 11/01/18	230,000	237,475

		381,938

Pharmaceuticals—1.72%
Aptalis Pharma Inc., Sr. Unsec. Gtd. Global Notes, 12.75%, 03/01/16	215,000	238,650

Elan Finance PLC/Elan Finance Corp. (Ireland), Sr. Gtd. Notes, 8.75%, 10/15/16(b)	155,000	166,625

Endo Pharmaceuticals Holdings Inc., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/20(b)	50,000	50,750

Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	495,000	511,087

Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes, 6.75%, 10/01/17(b)	105,000	104,081

6.75%, 08/15/21(b)	155,000	150,738

7.00%, 10/01/20(b)	40,000	39,400

		1,261,331

Property & Casualty Insurance—0.31%
XL Group PLC (Ireland), Series E, Jr. Sub. Variable Rate Global Pfd. Bonds, 6.50% (d)(e)	240,000	228,300

Railroads—0.41%
Kansas City Southern de Mexico S.A. de C.V. (Mexico), Sr. Unsec. Global Notes, 8.00%, 02/01/18	252,000	279,675

Sr. Unsec. Notes, 6.13%, 06/15/21(b)	20,000	20,278

		299,953

Real Estate Services—0.33%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	230,000	243,225

Regional Banks—1.83%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	80,000	75,600

BB&T Capital Trust II, Jr. Unsec. Gtd. Sub. Global Trust Pfd. Capital Securities, 6.75%, 06/07/36	190,000	199,773

Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	485,000	472,875

Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	345,000	326,025

Zions Bancorp., Unsec. Sub. Notes, 6.00%, 09/15/15	255,000	263,925

		1,338,198

Research & Consulting Services—0.39%
FTI Consulting, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 10/01/20(b)	280,000	287,000

Semiconductor Equipment—0.97%
Amkor Technology Inc., Sr. Unsec. Global Notes, 7.38%, 05/01/18	420,000	441,000

Sr. Unsec. Notes, 6.63%, 06/01/21(b)	210,000	207,375

Sensata Technologies B.V. (Netherlands), Sec. Gtd. Notes, 6.50%, 05/15/19(b)	60,000	61,413

		709,788

Semiconductors—1.47%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	427,000	477,173

Sr. Unsec. Gtd. Notes, 10.75%, 08/01/20(b)	50,000	57,375

Sr. Unsec. Gtd. PIK Global Notes, 9.13%, 12/15/14	515,000	539,462

		1,074,010

Specialized Consumer Services—0.07%
Carriage Services Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/15	50,000	51,000

Specialized Finance—2.49%
CIT Group, Inc., Sec. Bonds, 7.00%, 05/01/17	1,340,000	1,347,537

Sec. Gtd. Notes, 6.63%, 04/01/18(b)	440,000	471,625

		1,819,162

Specialized REIT’s—0.84%
Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	220,000	220,550

Sr. Notes, 5.88%, 06/15/19(b)	60,000	60,375

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Specialized REIT’s—(continued)
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Gtd. Notes, 6.88%, 05/01/21(b)	$160,000	$162,214

Omega Healthcare Investors Inc., Sr. Unsec. Gtd. Notes, 6.75%, 10/15/22(b)	175,000	175,000

		618,139

Specialty Chemicals—1.22%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	330,000	352,275

Nalco Co., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/19(b)	75,000	78,000

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	430,000	462,787

		893,062

Specialty Stores—0.27%
Michaels Stores, Inc., Sr. Unsec. Gtd. Notes, 7.75%, 11/01/18(b)	190,000	196,175

Steel—1.24%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	310,000	325,500

APERAM (Luxembourg), Sr. Unsec. Notes, 7.38%, 04/01/16(b)	150,000	159,518

FMG Resources Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	200,000	205,257

United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	150,000	156,000

7.38%, 04/01/20	55,000	57,887

		904,162

Systems Software—2.00%
Allen Systems Group, Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(b)	695,000	719,325

Vangent, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.63%, 02/15/15	730,000	740,950

		1,460,275

Tires & Rubber—0.66%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	450,000	482,625

Trading Companies & Distributors—2.89%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	460,000	479,550

H&E Equipment Services, Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	520,000	541,777

Hertz Corp. (The), Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	145,000	147,175

7.38%, 01/15/21(b)	380,000	395,200

7.50%, 10/15/18(b)	190,000	198,075

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	115,000	118,450

RSC Equipment Rental Inc./RSC Holdings III LLC, Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/21	115,000	119,744

Sunstate Equipment Co., LLC, Sr. Unsec. Notes, 10.50%, 04/01/13 (Acquired 01/13/11; Cost $108,100) (b)	115,000	114,425

		2,114,396

Wireless Telecommunication Services—7.53%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	620,000	682,775

Cricket Communications, Inc., Sr. Notes, 7.75%, 10/15/20(b)	120,000	119,100

Sr. Sec. Gtd. Global Notes, 7.75%, 05/15/16	325,000	345,719

Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	350,000	347,375

Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(b)	100,000	103,375

Digicel Ltd. (Bermuda), Sr. Unsec. Notes, 8.25%, 09/01/17(b)	370,000	392,200

MetroPCS Wireless, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20	285,000	285,712

7.88%, 09/01/18	180,000	193,838

SBA Telecommunications, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19	475,000	521,906

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19	1,410,000	1,478,737

Sprint Nextel Corp., Sr. Unsec. Notes, 8.38%, 08/15/17	75,000	84,844

VimpelCom (Ireland), Sec. Notes, 6.49%, 02/02/16(b)	200,000	210,250

7.75%, 02/02/21(b)	200,000	214,100

Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 7.25%, 02/15/18(b)	200,000	213,000

11.75%, 07/15/17(b)	270,000	314,550

		5,507,481
Total U.S. Dollar Denominated Bonds & Notes (Cost $80,398,414)		84,075,597

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes—15.92%(g)

Belgium—0.54%
Ontex IV S.A., Sr. Unsec. Gtd. Notes, 9.00%, 04/15/19(b)	EUR 270,000	$395,302

Canada—0.32%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD 215,000	235,493

Croatia—0.48%
Agrokor D.D., Sr. Unsec. Gtd. Medium-Term Euro Notes, 10.00%, 12/07/16	EUR 230,000	351,631

Czech Republic—0.24%
CET 21 spol sro, Sr. Sec. Notes, 9.00%, 11/01/17(b)	EUR 110,000	173,711

Germany—1.88%
Hapag-Lloyd AG, Sr. Unsec. Gtd. Notes, 9.00%, 10/15/15(b)	EUR 200,000	296,054

Kabel BW Erste Beteiligungs GmbH, Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	EUR 100,000	150,545

KION Finance SA, Sr. Sec. Gtd. Notes, 7.88%, 04/15/18(b)	EUR 365,000	514,694

KUKA AG, REGS, Sr. Sec. Gtd. Sub. Medium-Term Euro Notes, 8.75%, 11/15/17(b)	EUR 155,000	240,872

Styrolution GmbH, REGS, Sr. Sec. Euro Notes, 7.63%, 05/15/16(b)	EUR 120,000	173,531

		1,375,696

Ireland—2.73%
Ardagh Packaging Finance PLC, Sr. Unsec. Gtd. Notes, 9.25%, 10/15/20(b)	EUR 415,000	636,704

Bord Gais Eireann, Sr. Unsec. Medium-Term Euro Notes, 5.75%, 06/16/14	EUR 460,000	647,158

Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR 480,000	709,665

		1,993,527

Luxembourg—3.28%
Boardriders S.A., Sr. Notes, 8.88%, 12/15/17(b)	EUR 100,000	154,682

Calcipar S.A., REGS, Sr. Unsec. Gtd. Floating Rate Euro Bonds, 2.43%, 07/01/14(b)(d)	EUR 85,000	117,588

Cirsa Funding Luxembourg S.A., Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR 145,000	217,768

Codere Finance Luxembourg S.A., Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR 220,000	323,681

ConvaTec Healthcare S.A., Sr. Sec. Gtd. Notes, 7.38%, 12/15/17(b)	EUR 100,000	148,926

REGS, Sr. Unsec. Gtd. Euro Notes, 10.88%, 12/15/18(b)	EUR 200,000	307,205

Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR 300,000	461,887

TMD Friction Finance S.A., REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 05/15/17(b)	EUR 325,000	517,680

Xefin Lux SCA, Sr. Sec. Notes, 8.00%, 06/01/18(b)	EUR 100,000	145,239

		2,394,656

Netherlands—1.97%
Carlson Wagonlit B.V., Sr. Gtd. Floating Rate Notes, 7.14%, 05/01/15(b)(d)	EUR 100,000	141,372

Elster Finance B.V., REGS. Sr. Unsec. Gtd. Medium-Term Euro Notes, 6.25%, 04/15/18(b)	EUR 235,000	338,987

Goodyear Dunlop Tires Europe B.V., Sr. Gtd. Notes, 6.75%, 04/15/19(b)	EUR 335,000	492,877

Polish Television Holding B.V., REGS, Sr. Sec. Medium-Term Euro Notes, 11.25%, 05/15/17(b)(h)	EUR 110,000	169,358

Ziggo Bond Co. B.V. (Netherlands), Sr. Sec. Gtd. Notes, 8.00%, 05/15/18(b)	EUR 200,000	301,090

		1,443,684

Sweden—0.34%
TVN Finance Corp. II A.B., REGS, Sr. Unsec. Gtd. Euro Notes, 10.75%, 11/15/17(b)	EUR 155,000	251,466

United Kingdom—3.82%
Bakkavor Finance 2 PLC, REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP300,000	453,993

Exova Ltd., REGS, Sr. Unsec. Gtd. Euro Notes, 10.50%, 10/15/18(b)	GBP200,000	345,018

ITV PLC, Series 2006-1 Tranche 1, Unsec. Gtd. Unsub. Medium-Term Euro Notes, 7.38%, 01/05/17	GBP75,000	129,406

Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR 195,000	305,838

Odeon & UCI Finco PLC, REGS, Sr. Sec. Floating Rate Euro Notes, 6.44%, 08/01/18(b)(d)	EUR 310,000	438,253

Sr. Sec. Medium-Term Euro Notes, 9.00%, 08/01/18(b)	GBP210,000	347,240

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

United Kingdom—(continued)
Pipe Holdings PLC, REGS, Sr. Sec. Euro Bonds, 9.50%, 11/01/15(b)	GBP205,000	$343,106

R&R Ice Cream PLC, Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR 300,000	433,828

		2,796,682

United States—0.32%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR 175,000	235,440

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $11,083,488)		11,647,288

	Shares

Preferred Stocks—2.04%
Automobile Manufacturers—0.43%
General Motors Co., Series B $2.38 Conv. Pfd.	6,330	317,133

Diversified Banks—0.45%
Ally Financial, Inc., Series G, 7.00% Pfd.(b)	339	327,485

Industrial REIT’s—0.11%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	3,280	82,000

Regional Banks—0.83%
Zions Bancorp., Series C, 9.50% Pfd.	22,800	602,604

Tires & Rubber—0.22%
Goodyear Tire & Rubber Co. (The) $2.94 Conv. Pfd.	2,715	159,180

Total Preferred Stocks (Cost $1,325,302)		1,488,402

Common Stocks & Other Equity Interests—0.30%
Automobile Manufacturers—0.30%
General Motors Co. (i)	3,278	104,273

General Motors Co., Wts., expiring 07/11/16 (i)	2,980	67,616

General Motors Co., Wts., expiring 07/10/19 (i)	2,980	49,677

Total Common Stocks & Other Equity Interests (Cost $249,873)		221,566

Money Market Funds—4.34%
Liquid Assets Portfolio — Institutional Class (j)	1,586,076	1,586,076

Premier Portfolio — Institutional Class (j)	1,586,075	1,586,075

Total Money Market Funds (Cost $3,172,151)		3,172,151

TOTAL INVESTMENTS—137.54% (Cost $96,229,228)		100,605,004

OTHER ASSETS LESS LIABILITIES—(37.54%)		(27,459,310)

NET ASSETS—100.00%		$73,145,694

Investment Abbreviations:
CAD	— Canadian Dollar
Conv.	— Convertible
Ctfs.	— Certificates
Deb.	— Debentures
EUR	— Euro
GBP	— British Pound
Gtd.	— Guaranteed
Jr.	— Junior
Pfd.	— Preferred
PIK	— Payment in Kind
REGS	— Regulation S
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured
Unsub.	— Unsubordinated
Wts.	— Warrants
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $45,168,618, which represented 61.75% of the Fund’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2011 represented 0.04% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(e)	Perpetual bond with no specified maturity date.

(f)	Interest payments have been suspended under European Union agreement for 24 months beginning April 30, 2010.

(g)	Foreign denominated security. Principal amount is denominated in currency indicated.

(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(i)	Non-income producing security.

(j)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Investments Fund, Inc.

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
                         Invesco High Yield Investments Fund, Inc.

A.	Security Valuations — (continued)

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Lower-Rated Securities — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
                         Invesco High Yield Investments Fund, Inc.

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$4,554,634	$327,485	$—	$4,882,119

Corporate Debt Securities	—	95,722,885	—	95,722,885

	$4,554,634	$96,050,370	$—	$100,605,004

Foreign Currency Contracts*	—	131,478	—	131,478

Total Investments	$4,554,634	$96,181,848	$—	$100,736,482

*	Unrealized appreciation (depreciation).
                         Invesco High Yield Investments Fund, Inc.

NOTE 3 — Derivative Investments

Open Foreign Currency Contracts
					Unrealized
Settlement		Contract to		Notional	Appreciation
Date	Counterparty	Deliver	Receive	Value	(Depreciation)

08/09/11	Bank of Montreal	EUR 6,538,000	USD 9,542,136	$9,391,076	$151,060

06/02/11	Royal Bank of Canada	GBP51,300	USD 84,322	84,382	(60)

06/08/11	Royal Bank of Canada	GBP701,000	USD 1,137,343	1,152,952	(15,609)

08/19/11	Royal Bank of Canada	GBP199,000	USD 323,088	327,001	(3,913)

Total open foreign currency contracts					$131,478

Closed Foreign Currency Contracts
					Realized
Closed		Contract to		Notional	Gain
Date	Counterparty	Deliver	Receive	Value	(Loss)

04/25/11	Royal Bank of Canada	USD 206,039	GBP125,000	$202,807	$(3,232)

Total forei	gn currency contracts				$128,246

Currency Abbreviations:
EUR — Euro
GBP — British Pound Sterling
USD — U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2011 was $27,308,289 and $26,713,373, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,694,747

Aggregate unrealized (depreciation) of investment securities	(392,207)

Net unrealized appreciation of investment securities	$4,302,540

Cost of investments for tax purposes is $96,302,464.
                         Invesco High Yield Investments Fund, Inc.

Item 2. Controls and Procedures.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco High Yield Investments Fund, Inc.
By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.